INCOME TAXES (Summary of Operating Loss Carryforwards) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Federal tax operating loss
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 25,969
State tax operating loss
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	172,223
AMT net operating loss
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	26,735
Mexico net operating loss
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 17,635